Subsequent Events	12 Months Ended
Dec. 31, 2019
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Subsequent Events
Note 21—Subsequent Events
Coronavirus (“COVID-19”) Outbreak
In December 2019, a novel strain of coronavirus, COVID-19, was reported to have surfaced in Wuhan, China. Since then, the COVID-19 has spread around the world into a pandemic, including into countries where we have planned or have ongoing clinical trials, and countries where we rely on third parties to manufacture preclinical and clinical supplies, as well as commercial supply. If COVID-19 continues to spread in the United States and rest of the world, we may experience disruptions that could severely impact our business in many areas.
Due to the COVID-19 pandemic, there is potential evolving impact on the conduct of clinical trials of investigational therapeutic candidates, and any challenges which may arise, for example, from quarantines, site closures, travel limitations, interruptions to the supply chain for our product candidates, or other considerations if site personnel or trial subjects become infected with COVID-19, which may lead to difficulties in meeting protocol-specified procedures, including administering or using the therapeutic candidate or adhering to protocol-mandated visits and laboratory/diagnostic testing, unavoidable protocol deviations due to COVID-19 illness and/or COVID-19 control measures, which will likely vary depending on many factors, including the nature of disease under study, the trial design, and in what region(s) the study is being conducted.
In addition, while we rely on third parties to manufacture preclinical and clinical supplies and materials, we can potentially experience delays in providing sufficient product supplies according to our planned and ongoing clinical trials. Further, if our product candidates are approved, we will need to secure sufficient manufacturing capacity with our third-party manufacturers to produce the quantities necessary to meet anticipated market demand. The COVID-19 pandemic, that currently impacts multiple jurisdictions worldwide, may impact the business of our existing or future manufacturers to perform their manufacturing obligations, which could have a negative impact on our operations.
We have assessed the COVID-19 outbreak impact on our consolidated financial statements, and since COVID-19 was not classified as an outbreak in 2019, the outbreak is considered a non-adjusting subsequent event, where any impact on the consolidated financial statement is accounted for subsequent to December 31, 2019. At the time these consolidated financial statements are authorized for issue, we have not found any adjustments necessary to the amounts recognized or disclosed in the consolidated financial statements.
At the time these consolidated financial statements are authorized for issue, we haven’t identified significant disruptions to our clinical trial operations or identified any of our third-party manufacturers not being able to meet their obligations. However, while the global outbreak of COVID-19 continues to rapidly evolve, the extent to which COVID-19 impacts our business will depend on future developments, which are highly uncertain and cannot be reliably predicted.
No other events have occurred after the reporting date that would influence the evaluation of these consolidated financial statements.